Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Share
The following table summarizes the Company’s computation of basic and diluted earnings per share (EPS) for the years ended December 31, 2015, 2014 and 2013 (amounts in thousands except per share information):

	Year Ended December 31, 2015
	Income (numerator)	Shares (denominator)	Per Share Amount
Basic EPS:
Income from continuing operations	$194,333
Less: preferred dividend requirements	(23,806)
Income from continuing operations available to common shareholders	$170,527	58,138	$2.93
Income from discontinued operations available to common shareholders	$199	58,138	$0.01
Net income available to common shareholders	$170,726	58,138	$2.94
Diluted EPS:
Income from continuing operations available to common shareholders	$170,527	58,138
Effect of dilutive securities:
Share options	—	190
Income from continuing operations available to common shareholders	$170,527	58,328	$2.92
Income from discontinued operations available to common shareholders	$199	58,328	$0.01
Net income available to common shareholders	$170,726	58,328	$2.93

	Year Ended December 31, 2014
	Income (numerator)	Shares (denominator)	Per Share Amount
Basic EPS:
Income from continuing operations	$175,752
Less: preferred dividend requirements	(23,807)
Income from continuing operations available to common shareholders	$151,945	54,244	$2.80
Income from discontinued operations available to common shareholders	$3,881	54,244	$0.07
Net income available to common shareholders	$155,826	54,244	$2.87
Diluted EPS:
Income from continuing operations available to common shareholders	$151,945	54,244
Effect of dilutive securities:
Share options	—	200
Income from continuing operations available to common shareholders	$151,945	54,444	$2.79
Income from discontinued operations available to common shareholders	$3,881	54,444	$0.07
Net income available to common shareholders	$155,826	54,444	$2.86

	Year Ended December 31, 2013
	Income (numerator)	Shares (denominator)	Per Share Amount
Basic EPS:
Income from continuing operations	$175,637
Less: preferred dividend requirements and redemption costs	(23,806)
Income from continuing operations available to common shareholders	$151,831	48,028	$3.16
Loss from discontinued operations available to common shareholders	$4,589	48,028	$0.10
Net income available to common shareholders	$156,420	48,028	$3.26
Diluted EPS:
Income from continuing operations available to common shareholders	$151,831	48,028
Effect of dilutive securities:
Share options	—	186
Income from continuing operations available to common shareholders	$151,831	48,214	$3.15
Loss from discontinued operations available to common shareholders	$4,589	48,214	$0.09
Net income available to common shareholders	$156,420	48,214	$3.24